Description of the Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements of the Company have been prepared in accordance with SEC and U.S. GAAP requirements. All monetary values set forth in these financial statements are in United States dollars ("USD" or "$") unless otherwise stated herein. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as those subsidiaries in which we have a controlling financial interest. Investments in other entities in which we do not have a controlling financial interest but we exert significant influence are accounted for in our consolidated financial statements using the equity method of accounting. All intercompany balances and transactions have been eliminated in consolidation. We have evaluated subsequent events through the date these financial statements were issued.
On March 25, 2013, we completed the sale of our installed base of gaming machines in our pub business as discussed in Note 3 (Acquisitions and Dispositions). The results of the discontinued pub operations for the year ended December 31, 2013 are presented herein in accordance with ASC 205. There were no results of operations for this discontinued business for the years ended December 31, 2015 and 2014.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Some of the significant estimates involve revenue recognition estimates for contracted lottery systems projects, contracts involving software and non-software elements, and multi-deliverable contract arrangements. Other areas involving significant estimates include the allowance for doubtful accounts related to notes receivable; valuation of equity method investments, long-lived assets, intangible assets, and goodwill; income tax benefit (expense) and deferred income taxes; allocation of the purchase price to assets acquired and liabilities assumed in business combinations; and assessment of legal and other contingencies. Various assumptions and other factors underlie the determination of these significant estimates. The process of determining significant estimates is fact specific and takes into account factors such as historical experience, current and expected economic conditions, and product mix. We may engage third party valuation specialists to assist in the valuation of long-lived assets, intangible assets, and goodwill and in the allocation of purchase price to assets acquired and liabilities assumed in business combinations. We regularly evaluate these significant factors and make adjustments when facts and circumstances dictate. Actual results may differ from our estimates and these differences could be material.

Revenue Recognition
Revenue Recognition
General
We evaluate the recognition of revenue based on the criteria set forth in ASC 605, Revenue Recognition ("ASC 605") and ASC 985-605, Software-Revenue Recognition ("ASC 985").
Our revenue recognition policy is to record revenue when all of the following criteria are met:

•	persuasive evidence of an agreement exists;

•	the price to the customer is fixed or determinable;

•	delivery has occurred, title has been transferred and any acceptance terms have been fulfilled; and

•	collectability is reasonably assured (or probable under ASC 985).
We sometimes generate revenue under multiple-deliverable revenue arrangements, under which we provide more than one product or service in a single arrangement. Our multiple-deliverable revenue arrangements include gaming equipment arrangements that involve the sale of gaming machines and game content conversion kits. In addition, we may enter into arrangements with customers for the implementation of systems, which will generally include a combination of systems software, systems-based hardware products, maintenance and product support and professional services. We recognize revenue only when all of the criteria listed above are met. We defer revenue for any undelivered units of accounting. Non-software deliverables are identified as separate units of accounting if each item has value to the customer on a stand-alone basis and delivery of any undelivered item is considered probable and substantially in our control.
Our multiple-deliverable revenue arrangements consist primarily of three types: those with only software and software-related deliverables (collectively “software deliverables”), those with only non-software deliverables, and those containing both software deliverables and non-software deliverables. At the inception of a multiple-deliverable revenue arrangement containing only non-software deliverables, we allocate the consideration to all non-software deliverables based on their relative selling price (“the “relative selling price method”). When applying the relative selling price method, a hierarchy is used for estimating the selling price based first on vendor-specific objective evidence (“VSOE”), then third-party evidence (“TPE”) and finally management’s estimated selling price ("ESP"). At the inception of a multiple-deliverable revenue arrangement containing both software deliverables and non-software deliverables, we first allocate the consideration between the non-software deliverables and the software deliverables using the relative selling price method. For the portion of the arrangement consideration of these arrangements allocated to software deliverables, and arrangements containing only software deliverables, we allocate the consideration in accordance with the software industry guidance in ASC 985.
In allocating consideration under the relative selling price hierarchy, we generally use VSOE for all products that have been sold on a stand-alone basis. As TPE is generally not available, we use ESP for products that are not sold on a stand-alone basis and for recently introduced products that are sold on a stand-alone basis but for which a history of stand-alone sales has not yet been developed. Following these guidelines, in allocating the consideration under multi-deliverable revenue arrangements, we use either VSOE or ESP for gaming machines, table game products, systems-based hardware products, maintenance and product support (associated with perpetual licenses) and professional services. The Company uses ESP for perpetual software licenses as they are not sold on a stand-alone basis.
The establishment of VSOE requires judgment as to whether there is a sufficient quantity of items sold on a stand-alone basis or substantive post-contract customer support ("PCS") contract renewals and whether the prices or PCS renewal rates demonstrate an appropriate level of concentration to conclude that VSOE exists. In determining ESP, management considers a variety of information including historic pricing and discounting practices, competitive market activity, internal costs, and the pricing and discounting practices of products sold in similar arrangements.
Revenue is reported net of incentive rebates, discounts, sales taxes and all other items of a similar nature. For products sold under arrangements with extended payment terms the probability of collection is evaluated based on a review of the customer's creditworthiness and a review of historic collection experience under contracts with extended payment terms.
In addition to the general policies discussed above, the following are the specific revenue recognition policies for our revenue streams within each of our three business segments.
Gaming
We design, develop, manufacture, market and distribute gaming machines, VLTs, server-based gaming machines, systems and game content, casino-management systems hardware and software, table game products (including Shufflers and PTG content), video lottery central monitoring and control systems and wide area systems networks. We provide products and services for the traditional land-based commercial and Native American casino industry, and for wide area gaming operators (such as LBO, arcade and bingo operators in the U.K. and continental Europe) and government-affiliated gaming operators such as lotteries and gaming regulators.
We earn services revenue from leasing gaming machines, table game products and VLTs to casinos and other gaming operators under operating leases. We also generate revenue from placing our networked gaming system and applications under operating leases. This is a turnkey offering that typically includes gaming machines, remote management of game content, central computer systems, secure data communication and field support services.

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Revenue from leasing gaming machines and VLTs to casinos and other gaming operators under operating leases is based upon: (1) a percentage of the casino’s Net win; (2) fixed daily fees; (3) a percentage of the amount wagered (Coin-in); or (4) a combination of a fixed daily fee and a percentage of the Coin-in. We recognize revenue from these operating leases on a daily basis over the term of the arrangement. We do not consider these arrangements to have multiple revenue-generating activities as the services offered constitute a comprehensive solution in exchange for a daily fee and all of the products and services are delivered contemporaneously. Therefore, revenue is recognized under general revenue recognition guidance as the products and services provide the customer with the right to use the gaming machines and software that is essential to the functionality of the gaming machine.

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Revenue from the provision of server-based gaming machines, systems and game content under arrangements with wide-area gaming operators (such as LBO operators in the U.K.) is generally recognized as a percentage of Net win generated by our gaming machines (subject to certain adjustments as may be specified in a particular contract, including adjustments for taxes and other fees) over the term of the arrangement. We do not consider these arrangements to have multiple revenue-generating activities as the services offered constitute a comprehensive solution in exchange for a percentage of Net win and all of the products and field services are delivered contemporaneously.

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Revenue from leasing table game products, including automatic card shufflers, deck checkers and roulette chip sorters and licensing PTG content, is earned based on a fixed monthly rate. Services revenue for leased table game products and licensed PTG content is recognized under general revenue recognition guidance as the products and services provide the customer with the right to use the table product and license that is essential to the functionality of the table product.

•	Other professional services not related to system implementation are recognized as the services are provided.
Our product sales include the sale of gaming machines, casino-management systems and table game products to casinos, wide-area gaming operators and other gaming operators, as well as sales of VLTs, conversion kits (including game, hardware or operating system conversions), parts and game content.

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Revenue from the sale of gaming machines, VLTs, table game products, and parts (including hardware conversion kits) to casinos and other gaming operators is recognized pursuant to the terms of the contract and based on the general revenue recognition policy stated above. These sales are recorded net of any incentive rebates, discounts and applicable sales taxes. Sales of gaming machines, VLTs and table game products are recorded pursuant to ASC 605 as the software and non-software components of our gaming machines, VLTs, and table game products function together to deliver the product's essential functionality. Game content conversion kits are considered software deliverables and are recognized in accordance with software revenue recognition guidance.

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Revenue from casino-management systems software and maintenance and product support is recognized under software revenue recognition guidance. Although the casino-management systems software and certain systems-based hardware products function together, the functionality of casino-management systems software is primarily derived from the software. The casino-management systems software is not essential to the functionality of the systems-based hardware products and as such the revenue for systems-based hardware products is recognized based on the general revenue recognition policy stated above. Revenue from systems-based hardware products include embedded software that is essential to the functionality of the hardware. Accordingly, revenue related to all systems-based hardware sales and related maintenance and product support is recognized under general revenue recognition guidance and is generally recognized upon delivery when title and risk of loss have passed to the customer and all other revenue recognition criteria are satisfied. However, in the case of arrangements involving a systems installation, revenue on the systems-based hardware is generally not recognized until the system has been installed and the customer has accepted the system.

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The Company licenses casino-management systems software on a perpetual basis or under time-based licenses. Revenue from perpetual license software is recognized at the inception of the license term provided all revenue recognition criteria have been satisfied. Revenue from maintenance and product support sold with perpetual licenses is recognized over the term of the support period. The Company’s time-based licenses are generally for 12-month terms and are bundled with software maintenance and product support. All revenue from such arrangements is recognized over the term of the license.

Lottery
We generate revenue from the manufacturing and sale of instant games, as well as the provision of value-added services such as game design, sales and marketing support, specialty games and promotions, inventory management, warehousing, fulfillment services, as well as full instant game category management. We also provide licensed games, promotional entertainment and internet-based services to the lottery industry.
In addition, we are a leading provider of lottery systems, including customized computer software, software support, point-of-sale terminals and equipment and data communication services to lotteries. In the U.S., we typically provide the necessary point-of sale and other equipment, software and maintenance services pursuant to long-term contracts that typically have an initial term of at least five years under which we are generally paid a fee equal to a percentage of the lottery's total retail sales. Our U.S. contracts typically contain multiple renewal options that generally have been exercised by our customers in the past. Internationally, we typically sell point-of-sale terminals and equipment/or computer software to lottery authorities and may provide ongoing fee-based systems and software support services.
Our instant games revenue is primarily generated under long-term contracts to supply instant games and provide related services to our lottery customers. We also generate instant games revenue under short-term contracts that utilize licensed brands coupled with purchasing and distributing merchandise prizes to identified winners on behalf of lotteries, which are generally instant game-specific and therefore short-term and non-recurring. Under certain contracts, we also provide loyalty and rewards programs on behalf of lotteries.
The following are specific revenue recognition policies for our instant games revenue:

•	Revenue from the sale of instant games that are sold on a price-per-unit basis is recognized when the customer accepts the product pursuant to the terms of the contract.

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Revenue from the sale of instant games that are sold on a Participation basis is recognized as retail sales are generated. We do not consider these arrangements to have multiple revenue-generating activities as the services offered are a comprehensive solution in exchange for Participation-based compensation and all of the products and services are delivered contemporaneously; accordingly, this revenue is recognized under general revenue recognition guidance.

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Revenue from the sale of instant games utilizing licensed brands coupled with a service component whereby we purchase and distribute merchandise prizes to identified winners on behalf of lotteries is recognized as a multiple-deliverable arrangement. There are typically two deliverables in this arrangement—the brand license and the merchandising services—which are separate units of accounting. We allocate revenue to the deliverables in accordance with the relative selling price method prescribed in ASC 605. If neither VSOE nor TPE of selling price exists for a deliverable, we use an ESP for that deliverable. Revenue allocated to the brand license is determined using ESP based on the rates we charge when we license branded intellectual property on a stand-alone basis and is recognized when the use of the licensed brand is permitted, which is typically when the contract is signed by the lottery. Revenue allocated to the merchandising is determined using ESP, which is generally based on a cost-plus margin approach taking into account a variety of company-specific factors, including pricing models, internal costs and minimum operating margin requirements. Revenue from merchandising services is recognized on a percentage of completion method as this method best reflects the pattern in which the obligations of the merchandising services to the customer are fulfilled.  A performance measure is used based on total estimated cost allocated to the merchandising services.  By accumulating costs for services as they are incurred, and dividing such costs by the total costs of merchandising services, which is estimated based on a budget prior to contract inception, a percentage is determined.  This percentage is applied to the revenue allocated to the merchandising services and that proportionate amount of revenue is recognized.

•	Revenue from the licensing of branded property with no service component is recognized when the contract is signed by the lottery.

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Revenue from our loyalty and reward programs is typically based on a percentage of a lottery's prize payout structure calculated as a percentage of retail sales. Revenue is recognized as retail sales are generated.

Our Lottery segment offers our customers a number of related, value-added services as part of an integrated product offering. These services include lottery systems, including point-of-sale terminals and other equipment, software, data communication services and support and instant game validation systems, as well as software, hardware and related services for sports wagering and keno systems. The following are specific revenue recognition policies for our services revenue within our Lottery segment:

•	Revenue from the provision of lottery system services provided on a Participation basis is recognized when the retail sales of draw lottery games are generated.

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Revenue from the perpetual licensing of customized lottery software is recognized under the percentage of completion method of accounting, based on the ratio of costs incurred to estimated costs to complete.

•	Revenue derived from software maintenance on lottery software and hardware maintenance on lottery terminals is recognized ratably over the maintenance period.
Our Lottery segment generates product sales revenue from the sale of lottery systems, terminals and prepaid phone cards.

•	Revenue from the sale of lottery system services is recognized under the percentage of completion method of accounting, based on the ratio of costs incurred to estimated costs to complete.

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Revenue from the sale of lottery terminals is recognized when the customer accepts the product pursuant to the terms of the contract. Sales of lottery terminals are recorded pursuant to ASC 605 as the software and non-software components of our lottery terminals function together to deliver the product's essential functionality.

•	Revenue from the sale of prepaid phone cards is recognized when the customer accepts the product pursuant to the terms of the contract.
Interactive
Our Interactive segment generates revenue from social gaming and interactive RMG services. We generate revenue by offering play-for-fun social games on Facebook, Google Play for Android devices, Apple’s iOS platform, Kindle's platform, Yahoo's platform, and Microsoft Windows. We also offer our games on third-party interactive RMG casino websites, which are integrated with our remote game servers, and host on-premises interactive gaming for certain customers.
All of our Interactive Segment revenues are recognized under general revenue recognition guidance and recorded as services revenues as follows:

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In social gaming, we earn revenue from the sale of virtual coins or chips, which is recorded when the purchased coins or chips are used by the customer. We also host play-for-fun and play-for-free services and earn revenue based on fixed fees, a share of the proceeds from the sale of virtual coins, or a mix of fixed fees and a share of such proceeds.

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For RMG, we typically earn a percentage of the operator’s net gaming revenue generated by their players playing the games we host. We also host on-premises interactive gaming for certain customers and earn revenue based on fixed fees, a revenue share with our online casino-customer, or a mix of fixed fees and revenue share.

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Revenue from hosting game content for RMG websites and mobile applications from our remote game servers and from our social games, as discussed above, is primarily recorded on a gross basis as, among other factors, we are the primary obligor in these arrangements. Processing fees charged by platform providers are recorded in cost of services.

Deferred Revenue and Deferred Cost of Revenue
Deferred Revenue and Deferred Cost of Revenue
Deferred revenue arises from the timing differences between the shipment or installation of gaming equipment and systems products and the satisfaction of all revenue recognition criteria consistent with the Company's revenue recognition policy, as well as prepayment of contracts which are recognized ratably over a service period, such as maintenance or licensing revenue. Deferred cost of revenue consists of the direct costs associated with the manufacture of gaming equipment and systems products for which revenue has been deferred. Deferred revenue and deferred cost of revenue expected to be realized within one year are classified as current liabilities and current assets, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include all cash balances and highly liquid investments with a maturity of three months or less. We place our temporary cash investments with high credit quality financial institutions. At times, such investments in U.S. accounts may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Restricted Cash
Restricted Cash
We are required by gaming regulations to maintain sufficient reserves in restricted cash accounts to be used for the purpose of funding payments to WAP jackpot winners. Restricted cash balances are based primarily on the jackpot meters displayed to slot players and vary by jurisdiction. Compliance with maintaining adequate restricted cash balances and complying with appropriate investment guidelines for jackpot funding is periodically reported to gaming authorities. The aggregate balance of current and non-current restricted cash was $38.1 million and $44.0 million, respectively, at December 31, 2015 and 2014, which primarily consisted of restricted cash required to fund WAP jackpot payments.

Accounts Receivable and Notes Receivable, net
Accounts Receivable and Notes Receivable, net
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Changes in circumstances relating to the collectability of accounts receivable may result in the need to increase or decrease our allowance for doubtful accounts in the future. We determine the allowance based on historical experience, current market trends and, for larger customer accounts, our assessment of the ability of the customers to pay outstanding balances. We continually review our allowance for doubtful accounts. Past due balances and other higher risk amounts are reviewed individually for collectability. Account balances are charged against the allowance after all collection efforts have been exhausted and the potential for recovery is considered remote.
In our Gaming product sales business, we file UCC-1 financing statements domestically in order to retain a security interest in the gaming machines that underlie a significant portion of our domestic accounts and notes receivable until the receivable balance is fully paid. However, the value of the gaming machines, if repossessed, may be less than the balance of the outstanding receivable. For international customers, depending on the country and our historic collection experience with the customer, we may obtain pledge agreements, bills of exchange, guarantees, post-dated checks or other forms of security agreements designed to enhance our ability to collect the receivables, although a majority of our international accounts and notes receivables do not have these features. In our Gaming operations business, because we own the Participation gaming machines that are leased or otherwise provided to the customer, in a bankruptcy the customer has to generally either accept or reject the lease or other agreement and, if rejected, our gaming machines are returned to us. Our accounts and notes receivable related to revenue earned on Participation gaming machines and all other revenue sources are typically unsecured claims.
Due to the significance of our gaming machines to the on-going operations of our casino customers, we may be designated as a key vendor in any bankruptcy filing by a casino customer, which can enhance our position above other creditors in the bankruptcy. Due to our successful collection experience and our continuing operating relationship with casino customers and their businesses, it is infrequent that we repossess gaming machines from a customer in partial settlement of outstanding accounts or notes receivable balances. In those unusual instances where repossession occurs to mitigate our exposure on the related receivable, the repossessed gaming machines are subsequently resold in the used gaming machine market; however, we may not fully recover the receivable from this re-sale.
Under certain of our contracts, the timing of our invoices do not coincide with revenue recognized under the contract. We have unbilled accounts receivable which represent revenue recorded in excess of amounts invoiced under the contract and generally become billable at contractually specified dates. We had $62.3 million and $65.2 million of unbilled accounts receivable as of December 31, 2015 and 2014, respectively.
Our notes receivable portfolio consists of domestic and international receivables with installment payment terms ranging from 90 days to three years or single payment terms greater than 12 months. As of December 31, 2015, we had $219.0 million of notes receivable, net, of which $167.7 million was recorded as current. As of December 31, 2014, we had $276.2 million of notes receivable, net, of which $188.7 million was recorded as current. Interest income, if any, is recognized ratably over the life of the note receivable and any related fees or costs to establish the notes are charged to selling, general and administrative expense as incurred, as they are immaterial. Actual or imputed interest, if any, is determined based on current market rates at the time the note originated and is recorded in other income and expense, net, ratably over the payment period, which approximates the effective interest method. We generally impute interest income on all notes receivable with terms greater than one year that do not contain a stated interest rate. The interest rates on outstanding notes receivable ranged from 4.0% to 10.4% at December 31, 2015 and 2014. Our policy is to generally recognize interest on notes receivable until the note receivable is deemed non-performing, which we define as a note where payments have not been received within 180 days of the agreed-upon terms. When a note receivable is deemed to be non-performing, the note is placed on non-accrual status and interest income is recognized on a cash basis. The amount of our non-performing notes was immaterial at December 31, 2015 and 2014.
In certain international jurisdictions, we offer extended payment terms ranging between 18 to 36 months. Sales with extended payment terms typically result in a higher selling price and, if extended over periods longer than one year, incur interest. The impact of extended payment terms on our current and long-term notes receivable is expected to increase current and long-term notes receivable balances and reduce our cash provided by operating activities over the periods in which the extended payment terms are offered. The collection of these notes receivable in future periods will increase the amount of cash flow provided by operating activities, reduce our total notes receivable and increase our cash balance. For additional information on notes receivables, see Note 6 (Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt).

Inventories
Inventories
Inventories are stated at the lower of cost or market. Cost is determined on the first-in, first-out or weighted moving average method. Our inventory primarily consists of gaming machines and table products for sale and related parts, instant games for our Participation and price-per-unit arrangements and our licensed brand merchandise. We determine the lower of cost or market value of our inventory based on estimates of potentially excess and obsolete inventories after considering historical and forecasted demand and average selling prices. However, forecasts are subject to revisions, cancellations and rescheduling. Demand for gaming machines and parts inventory is also subject to technological obsolescence. Actual demand may differ from anticipated demand, and such differences could have a material effect on our consolidated financial statements.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, and when placed into service, are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Item	Estimated Life in Years
Lottery and other machinery and equipment	3 - 15
Gaming equipment	1 - 5
Transportation equipment	3 - 8
Furniture and fixtures	5 - 10
Buildings and improvements	15 - 40

Costs incurred for equipment associated with specific gaming and lottery contracts and internal use software projects not yet placed into service are classified as construction in progress and are not depreciated. Leasehold improvements are amortized over the lesser of the term of the corresponding lease or their useful life.
Our policy is to periodically review the estimated useful lives of our fixed assets. We also assess the recoverability of long-lived assets (or asset groups) whenever events or changes in circumstances indicate that the carrying amount of such an asset (or asset groups) may not be recoverable. The aggregate amount of impairments and accelerated depreciation charges related to our property and equipment assets reflected in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2015, 2014 and 2013 are $41.1 million, $21.7 million and $14.3 million, respectively, as described in Note 8 (Property and Equipment, net).

Capitalized Installation Costs
Capitalized Installation Costs
Certain Participation contracts require us to perform installation activities. Direct installation activities, which include costs for installing gaming machines, terminals, facilities wiring, computers, internal labor and travel, are performed at the inception of the contract to enable us to perform under the terms of the contract. Such activities do not represent a separate earnings process and, therefore, the installation costs are capitalized and amortized over the expected life of the contract, which we define as the original life of the contract plus all available extensions in the case of lottery-related contracts and typically over the life of the equipment when no long-term contract exists, as is often the case within our Gaming Participation business.

Goodwill and Intangible Assets with Indefinite Useful Lives
Goodwill and Intangible Assets with Indefinite Useful Lives
Goodwill represents the excess of the purchase price over the fair value of the assets acquired and liabilities assumed of acquired companies. We follow the acquisition method of accounting for all business combinations. We test goodwill for impairment annually during the fourth quarter, or more frequently if events arise or circumstances change that indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. We evaluate goodwill at the reporting unit level by comparing the carrying amount of each reporting unit to its fair value using a quantitative two step impairment test in accordance with ASC 350-20. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, the amount of the impairment loss, if any, will be measured by comparing the fair value of goodwill to its carrying amount.
We test our indefinite-lived intangible assets for impairment annually during the fourth quarter, or more frequently if events arise or circumstances change that indicate that it is more likely than not that the fair value is less than the carrying amount or when circumstances no longer continue to support an indefinite useful life. During the third quarter of 2015 and in conjunction with our introduction of a new SG-branded gaming cabinet, we determined that circumstances no longer continued to support an indefinite useful life for certain of our indefinite-lived trade name assets in our Gaming business segment. For additional information, see Note 9 (Intangible Assets, net and Goodwill).
During the fourth quarter of 2015, we changed the date of our annual impairment test of goodwill and indefinite-lived intangible assets from December 31 to October 1. The change in the impairment test date will lessen resource constraints that exist in connection with the Company's year-end close and financial reporting process and provide for additional time to complete the required impairment testing. This change does not represent a material change to our method of applying an accounting principle, and therefore does not delay, accelerate or avoid an impairment charge. We have determined that it is impracticable to objectively determine projected cash flows and related valuation estimates that would have been used as of each October 1 of prior reporting periods without the use of hindsight. As such, the change in annual impairment test date has been prospectively applied beginning October 1, 2015.
Goodwill and intangible assets with indefinite useful lives are not amortized.

Other Long-Lived Assets and Intangible Assets with Finite Useful Lives
Other Long-Lived Assets and Intangible Assets with Finite Useful Lives
Identified intangible assets with finite useful lives are amortized over two to sixteen years using the straight-line method, which materially approximates the pattern of the assets' use. Factors considered when assigning useful lives include legal, regulatory and contractual provisions, product obsolescence, demand, competition and other economic factors. We assess the recoverability of long-lived assets and intangible assets with finite useful lives whenever events arise or circumstances change that indicate the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets (or asset groups) to be held and used is measured by a comparison of the carrying amount of the asset (or asset group) to the expected net future undiscounted cash flows to be generated by that asset (or asset group) or, for identifiable intangibles with finite useful lives, by determining whether the amortization of the intangible asset balance over its remaining life can be recovered through expected net future undiscounted cash flows. The amount of impairment of other long-lived assets and intangible assets with finite lives is measured by the amount by which the carrying amount of the asset exceeds the fair market value of the asset.
As of December 31, 2015, we had $16.7 million of assets held for sale. These assets held for sale are included in our Consolidated Balance Sheet as of December 31, 2015 within Prepaid expenses, deposits and other current assets and are reported at the lower of the carrying amount or fair market value, less expected costs to sell. No assets were classified as held for sale as of December 31, 2014.

Minimum Guarantees
Minimum Guarantees
We enter into long-term license agreements with third parties in which we are obligated to pay a minimum guaranteed amount of royalties, typically annually over the life of the contract. We account for the minimum guaranteed obligations within other long-term liabilities at the onset of the license arrangement and record a corresponding licensed asset within intangible assets, net. The licensed assets related to the minimum guaranteed obligations are amortized over the term of the license agreement with the amortization expense recorded in D&A. The long-term liability related to the minimum guaranteed obligations is reduced as royalty payments are made as required under the license agreement. The weighted average remaining term of our license agreements with minimum guaranteed obligations was four years and six years as of December 31, 2015 and 2014, respectively. We assess the recoverability of license agreements whenever events arise or circumstances change that indicate the carrying amount of the licensed asset may not be recoverable. Recoverability of the licensed asset and the amount of impairment, if any, are determined using our policy for intangible assets with finite useful lives described above.

Software, net
Software, net
We classify software development costs as either internal use software or external use software. We account for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, any costs incurred during preliminary project stages are expensed; costs incurred during the application development stages are capitalized; and costs incurred during the post-implementation/operation stages are expensed. Once the software is placed in operation, we amortize the capitalized software cost over its estimated economic useful life, which is typically two to ten years.
We purchase, license and incur costs to develop external use software to be used in the products we sell or provide to customers. Such costs are capitalized under ASC 985. Costs incurred in creating software are expensed when incurred as R&D until technological feasibility has been established, after which costs are capitalized up to the date the software is available for general release to customers. Generally, the software we develop reaches technological feasibility when a working model of the software is available. We capitalize the payments made for software that we purchase or license for use in our products that has previously met the technological feasibility criteria prior to our purchase or license. Annual amortization of capitalized software costs is recorded over the estimated economic life, which is typically eight to ten years.
     For our game themes, we have determined that such products reach technological feasibility when internal testing is complete and the product is ready to be submitted to gaming regulators for approval. We incur and capitalize regulatory approval costs for our game themes after technological feasibility is achieved. Annual amortization of regulatory approval costs is recorded over the estimated economic life, which is typically two to four years.

Equity Investments
Equity Investments
We account for our equity investments where we own a non-controlling interest, but exercise significant influence, under the equity method of accounting. Under the equity method of accounting, our original cost of the investment is adjusted for our share of equity in the earnings of the equity investee and reduced by dividends and distributions of capital received. We review equity investments for impairment annually at the end of the fourth quarter, or more frequently, if events or changes in circumstances indicate the carrying amount of the investment may not be recoverable. An equity investment is impaired only if the estimate of the fair value of the investment is less than the carrying amount of the investment, and such decline in value is deemed to be other than temporary. If an impairment was to occur, the impairment would be measured as the excess of the carrying amount of the equity investment over the fair value of the equity investment.

Other Assets
Other Assets
We capitalize debt issuance costs associated with long-term line-of-credit arrangements and amortize ratably the deferred debt issuance costs over the term of the arrangement. As described in Note 12 (Other Assets), we adopted ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, and ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, during the fourth quarter of 2015. The adoption of these accounting standards resulted in the reclassification of previously capitalized debt issuance costs associated with long-term debt financing, other than line-of-credit arrangements in the amount of $171.4 million and $203.1 million as of December 31, 2015 and 2014, respectively. These debt issuance costs are now presented as a direct reduction from the carrying amount of long-term debt, consistent with the treatment of unamortized debt discount.
With respect to other amortized or non-amortized long-term assets, we assess the recoverability of our other long-term assets whenever events arise or circumstances change that indicate the carrying amount of the asset may not be recoverable as described in the paragraph above.
Other assets also include the non-current portion of our deferred tax assets. During the fourth quarter of 2015, we adopted ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.

Derivative Financial Instruments
Derivative Financial Instruments
We record derivative financial instruments on the balance sheet at their respective fair values. From time to time, we utilize interest rate forward contracts, swap contracts or swaptions, designated as cash flow hedges, to mitigate gains or losses associated with the change in expected cash flows due to fluctuations in interest rates on our variable rate debt. We also enter into foreign currency forward contracts from time to time to mitigate the risk associated with cash payments required to be made in non-functional currencies or to mitigate the risk associated with cash payments received in non-functional currencies from our equity method investees. See Note 16 (Fair Value Measurements).

Advertising Costs	Advertising Costs The cost of advertising is expensed
R&D
R&D
R&D costs are expensed as incurred. R&D related primarily to software product development costs and is expensed until technological feasibility has been established. Employee related costs associated with related product development are included in R&D.

Employee Termination and Restructuring
Employee Termination and Restructuring
We account for employee termination and restructuring activities in accordance with ASC 420, Exit and Disposal Activities (“ASC 420”). We have terminated employees and restructured portions of our operations in the past and have restructuring initiatives currently underway related to our recent acquisitions of Bally and WMS. To the extent these activities involve voluntary separations, no liabilities are generally recorded until offers to employees are accepted. If employees are involuntarily terminated, a liability is generally recorded at the communication date. We may engage in additional restructuring activities in the future. Identifying and calculating the costs to terminate employees and exit operations or properties requires certain estimates to be made. Although our estimates have been reasonably accurate in the past, judgment is required, and these estimates and assumptions may change as additional information becomes available or facts or circumstances change.

Income Taxes
Income Taxes
Income taxes are determined using the liability method of accounting for income taxes. Our tax benefit (expense) includes U.S. and international income tax benefit (expense), but excludes the provision for U.S. taxes on undistributed earnings of specified international subsidiaries that are treated as permanently invested.
The Company applies a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Current accounting guidance allows the recognition of only those income tax positions that have a greater than 50 percent likelihood of being sustained upon examination by the taxing authorities. While we believe we have adequately provided for our uncertain tax positions, amounts asserted by taxing authorities could vary from our liability for uncertain tax positions. Accordingly, additional provisions for tax-related matters, including interest and penalties, could be recorded in income tax expense in the period revised estimates are made or the underlying matters are settled or otherwise resolved. The Company operates within multiple taxing jurisdictions and is examined in various jurisdictions in the normal course of business. The reversal of the accruals is recorded when examinations are effectively settled, statutes of limitation are closed or tax laws are changed. We recognize income tax receivables for the amount of taxes paid in prior years that is refundable by carryback of an operating loss or unused tax credit arising in the current year. We had $27.5 million and $89.2 million of current income tax receivables recorded in prepaid expenses, deposits and other current assets in our Consolidated Balance Sheets as of December 31, 2015 and 2014, respectively.

Certain items of income and expense are not reported in tax returns and financial statements in the same year. The tax effect of such temporary differences is reported as deferred income taxes. Accounting guidance for income taxes requires that the future realization of deferred tax assets depends on the existence of sufficient taxable income in future periods. Possible sources of taxable income include taxable income in carryback periods, the future reversal of existing taxable temporary differences recorded as a deferred tax liability, tax-planning strategies that generate future income or gains in excess of anticipated losses in the carryforward period and projected future taxable income.
If, based upon all available evidence, both positive and negative, it is more likely than not (more than 50 percent likely) such deferred tax assets will not be realized, a valuation allowance is recorded. Significant weight is given to positive and negative evidence that is objectively verifiable. A company’s three-year cumulative loss position is significant negative evidence in considering whether deferred tax assets are realizable and the accounting guidance restricts the amount of reliance we can place on projected taxable income to support the recovery of the deferred tax assets.

Foreign Currency Translation
Foreign Currency Translation
We have significant operations where the local currency is the functional currency, including our operations in the U.K., Europe, Australia and Canada. Assets and liabilities of foreign operations are translated at period-end rates of exchange and results of operations are translated at the average rates of exchange for the period. Gains or losses resulting from translating the foreign currency financial statements are accumulated as a separate component of accumulated other comprehensive loss in stockholders' (deficit) equity. Gains or losses resulting from foreign currency transactions are included in other (expense) income, net in the Consolidated Statements of Operations and Comprehensive Loss.

Stock-based Compensation
Stock-based Compensation
               We recognize expense for stock-based compensation plans based on the estimated fair value of the related awards in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). Pursuant to our incentive stock plans, we can grant option and restricted stock awards, among other awards, to employees and our non-employee directors. The grants generally vest over a period of up to four years, depending on the nature of the award. We periodically grant certain stock-based awards that are contingent upon the Company achieving certain pre-determined financial performance targets. Upon determining that the performance target is probable, the fair value of the award is recognized over the service period.  Determining the probability of achieving a performance target requires estimates and judgment and any significant changes in key assumptions used to reach our conclusions could result in an adjustment to our financial statements that could be material.
We measure compensation cost for stock-based awards at fair value on grant date and recognize compensation expense over the service period for awards that are expected to vest. The fair value of RSUs is determined based on the number of underlying shares and the quoted price of our common stock and the fair value of stock options is determined using the Black-Scholes valuation model. The estimation of stock-based awards that will ultimately vest requires judgment and, to the extent actual or updated estimates of forfeiture rates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period in which such estimates are revised. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results and future changes in estimates may differ substantially from our current estimates.

Comprehensive Loss
Comprehensive Loss
We include and separately classify in comprehensive loss unrealized gains and losses from our foreign currency translation adjustments, gains or losses associated with pension or other post-retirement benefits, prior service costs or credits associated with pension or other post-retirement benefits, transition assets or obligations associated with pension or other post-retirement benefits and the effective portion of derivative financial instruments designated as hedging instruments.

Business Combinations
Business Combinations
We apply the provisions of ASC 805, Business Combinations ("ASC 805"), in the accounting for acquisitions, which requires us to recognize separately from goodwill the fair value of assets acquired and liabilities assumed on the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Significant estimates and assumptions are required to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable. These estimates are inherently uncertain and subject to refinement and typically include the calculation of an appropriate discount rate and projection of the cash flows associated with each acquired asset. As a result, during the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

New Accounting Guidance - Recently Adopted
New Accounting Guidance - Recently Adopted
In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 changes the criteria for reporting discontinued operations and modifies related disclosure requirements. The new guidance is effective on a prospective basis for fiscal years beginning after December 15, 2014, and interim periods thereafter. The adoption of this guidance did not have a material effect on our financial condition, results of operations or cash flows.
In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 intends to simplify the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. In August 2015, the FASB issued ASU No. 2015-15, which amended Subtopic 835-30 for the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. In the amendment, an entity can defer and present debt issuance costs related to line-of-credit arrangements as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and is required to be applied retrospectively to all periods presented. Early adoption is permitted for financial statements that have not been previously issued. The effect of adopting this guidance during the fourth quarter of 2015 is disclosed in Note 12 (Other Assets).
In July 2015, the FASB issued ASU No. 2015-12, Plan Accounting: Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), Health and Welfare Benefit Plans (Topic 965): (Part I) Fully Benefit-Responsive Investment Contracts, (Part II) Plan Investment Disclosures, (Part III) Measurement Date Practical Expedient (consensuses of the FASB Emerging Issues Task Force). ASU 2015-12 intends to simplify the measurement and presentation of fully benefit-responsive investment contracts. Under the amendments, fully benefit-responsive investment contracts are measured, presented, and disclosed only at contract value. A plan will continue to provide disclosures that help users understand the nature and risks of fully benefit-responsive investment contracts. ASU 2015-12 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The effect of adopting this guidance during the fourth quarter of 2015 did not have a material effect on our financial condition, results of operations or cash flows.
In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. ASU 2015-16 eliminates the requirement to retrospectively apply adjustments made to provisional amounts recognized in a business combination. It requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments in this ASU require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this ASU require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in this ASU 2015-16 should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this ASU with earlier application permitted for financial statements that have not been issued. The effect of adopting this guidance during the fourth quarter of 2015 did not have a material effect on our financial condition, results of operations or cash flows.
In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which eliminates the requirement to present deferred tax liabilities and assets as current and non-current in a classified balance sheet. Instead, all deferred tax assets and liabilities will be required to be presented as non-current. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The amendments in this guidance may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented with earlier application permitted for financial statements that have not been issued. We adopted this guidance retrospectively to all periods presented during the fourth quarter of 2015, with the effect disclosed in Note 21 (Income Taxes).
New Accounting Guidance - Not Yet Adopted
In May 2014, the FASB issued ASU No. 2014-09 (Topic 606), Revenue from Contracts with Customers. The amended guidance outlines a single comprehensive revenue model for entities to use in accounting for revenue from contracts with customers. The guidance supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that "an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services." In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 by one year to now be effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2017. Early adoption of the standard is permitted but not before the original effective date of December 15, 2016. The ASU may be adopted using a full retrospective approach or reporting the cumulative effect as of the date of adoption. We are currently evaluating the impact of adopting this guidance.
In July 2015, the FASB issued ASU No. 2015-11, Inventory: Simplifying the Measurement of Inventory. ASU 2015-11 changes the criteria for measuring inventory within the scope of the ASU. Inventory will now be measured at the lower of cost and net realizable value, while the concept of market value will be eliminated. The ASU defines net realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, with earlier adoption permitted. The prospective adoption of the ASU is required. We are currently evaluating the impact of adopting this guidance.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The amended guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of our operating leases being recognized on our Consolidated Balance Sheets. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years with earlier adoption permitted. We are currently evaluating the impact of adopting this guidance.